Document and Entity Information	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity Registrant Name	LMF ACQUISITION OPPORTUNITIES, INC.
Entity Central Index Key	0001831868
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39927
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33611
City Area Code	813
Local Phone Number	222-8996
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and one Warrant
Trading Symbol	LMAOU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LMAO
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LMAOW
Security Exchange Name	NASDAQ